Supplemental Information to Consolidated Combined Financial Statements (Notes)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data
Quarterly Financial Data—(in thousands):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2013:
Revenues	$—	$—	$—	—
Loss from operations	(15,814)	(39,756)	(50,842)	(29,724)
Net loss	(33,861)	(36,185)	(73,036)	(51,408)

Year ended December 31, 2012:
Revenues	$—	$—	$—	$—
Loss from operations	(17,945)	(15,773)	(32,189)	(19,876)
Net loss	(17,945)	(15,773)	(32,287)	(19,152)